Consolidated Statements of Net Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Statement of comprehensive income [abstract]
Revenue	$ 85,866	$ 81,764	$ 80,057
Operating expenses
Cost of goods sold	20,448	19,635	23,838
Amortization of other asset	0	0	2,441
Research and development expenses, net of tax credits of $ 1,666 (2023 - $ 539; 2022 – $ 316)	16,973	30,370	36,939
Selling expenses	25,419	26,769	39,391
General and administrative expenses	14,852	15,617	17,356
Total operating expenses	77,692	92,391	119,965
Profit (loss) from operating activities	8,174	(10,627)	(39,908)
Finance income	1,986	2,147	673
Finance costs	(16,461)	(15,056)	(7,559)
Finance income cost	(14,475)	(12,909)	(6,886)
Loss before income taxes	(6,301)	(23,536)	(46,794)
Income tax expense	(2,005)	(421)	(443)
Net loss	(8,306)	(23,957)	(47,237)
Items that may be reclassified to net profit (loss) in the future
Net change in fair value of financial assets at fair value through other comprehensive income ("FVOCI")	214	299	(360)
Exchange differences on translation of foreign operations	0	0	789
Other comprehensive income that will be reclassified to profit or loss, net of tax	214	299	429
Total comprehensive loss	$ (8,092)	$ (23,658)	$ (46,808)
Loss per share
Basic earnings (loss) per share	$ (0.17)	$ (0.91)	$ (1.98)
Diluted earnings (loss) per share	$ (0.17)	$ (0.91)	$ (1.98)